Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Shares [Member]	Common Stock Warrant [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Treasury Stock [Member]	Common Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned ESOP Shares [Member]
Beginning balance at Dec. 31, 2012	$ 104,999	$ 79		$ 556	$ 76,288	$ 41,829	$ (18,400)	$ (5,076)	$ 9,723
Beginning balance, Shares at Dec. 31, 2012		7,502,812	18,400
Net income	3,762					3,762
Restricted stock awards	0	$ 0	$ 0	0	0	0	0	0	0
Restricted stock awards, shares		21,559
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(11,400)								(11,400)
Net change in unrealized losses on derivatives, net of taxes	248								248
Preferred stock retired					(18,400)		18,400
Preferred stock retired, shares			(18,400)
Cash dividend to common stockholders'	(897)					(897)
Common stock repurchase	(853)							(853)
Common stock repurchase, shares		(76,468)
Cash repurchase of warrant	(257)			(556)	299
Compensation expense, restricted stock awards	115				115
Ending balance at Dec. 31, 2013	95,717	$ 79			58,302	44,694		(5,929)	(1,429)
Ending balance, Shares at Dec. 31, 2013		7,447,903
Net income	2,199					2,199
Restricted stock awards	0	$ 0	$ 0	0	0	0	0	0	0
Restricted stock awards, shares		22,378
Net change in unrealized gain (losses) on securities available for sale, net of taxes	4,749								4,749
Net change in unrealized losses on derivatives, net of taxes	237								237
Cash dividend to common stockholders'	(1,164)					(1,164)
Common stock repurchase	(3,500)							(3,500)
Common stock repurchase, shares		(298,999)
Compensation expense, restricted stock awards	164				164
Ending balance at Dec. 31, 2014	98,402	$ 79			58,466	45,729		(9,429)	3,557
Ending balance, Shares at Dec. 31, 2014		7,171,282
Net income	2,404					2,404
Restricted stock awards	0	$ 0	$ 0	$ 0	0	0	$ 0	0	0	$ 0
Restricted stock awards, shares		2,034
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(1,340)								(1,340)
Net change in unrealized losses on derivatives, net of taxes	257								257
Cash dividend to common stockholders'	(1,009)					(1,009)
Common stock repurchase	$ (11,926)							(11,926)
Common stock repurchase, shares	(252,798)	(907,505)
Common stock issued								7,884
Common stock issued, shares		600,000,000								(7,884,000)
ESOP Shares Earned	$ 652				(52)
ESOP Shares Earned, shares										704,000
Compensation expense, restricted stock awards	190				190
Ending balance at Dec. 31, 2015	$ 87,630	$ 79			$ 58,604	$ 47,124		$ (13,471)	$ 2,474	$ (7,180)
Ending balance, Shares at Dec. 31, 2015		6,865,811